Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 271,989	$ 240,378
Cash and cash equivalents - Fair Value	271,989	240,378
Restricted cash - Book Value	7,855	8,797
Restricted cash - Fair Value	7,855	8,797
Other investments - Book Value	38,543	47,000
Other investments - Fair Value	38,543	47,000
Amounts due from related parties, short-term - Book Value	29,784	0
Amounts due from related parties, short-term - Fair Value	29,784	0
Amounts due from related parties, long-term - Book Value	0	39,570
Amounts due from related parties, long-term - Fair Value	0	39,570
Amounts due to related parties, short-term - Book Value	0	(32,026)
Amounts due to related parties, short-term - Fair Value	0	(32,026)
Credit facilities and financial liabilities, including current portion, net - Book Value	(1,522,313)	(1,393,049)
Credit facilities and financial liabilities, including current portion, net - Fair Value	$ (1,542,634)	$ (1,410,563)